Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bscfi_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-AB Intermediate California Municipal Portfolio

-AB Intermediate Diversified Municipal Portfolio

-AB Intermediate New York Municipal Portfolio

(each a "Portfolio" or collectively, the "Intermediate Municipal Portfolios")

Supplement dated July 28, 2017 to the Prospectus dated January 27, 2017 of the AB Intermediate California Municipal Portfolio, AB Intermediate Diversified Municipal Portfolio and the AB Intermediate New York Municipal Portfolio of Sanford C. Bernstein Fund, Inc.

*        *        *        *        *

The following information is added after the first paragraph appearing under the section "Summary Information — Fees and Expenses of the Portfolio" for each of the Intermediate Municipal Portfolios in the Prospectus:

"You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below."

*        *        *         *        *

California Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bscfi_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-AB Intermediate California Municipal Portfolio

(each a "Portfolio" or collectively, the "Intermediate Municipal Portfolios")

Supplement dated July 28, 2017 to the Prospectus dated January 27, 2017 of the AB Intermediate California Municipal Portfolio, AB Intermediate Diversified Municipal Portfolio and the AB Intermediate New York Municipal Portfolio of Sanford C. Bernstein Fund, Inc.

*        *        *        *        *

The following information is added after the first paragraph appearing under the section "Summary Information — Fees and Expenses of the Portfolio" for each of the Intermediate Municipal Portfolios in the Prospectus:

"You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below."

*        *        *         *        *

Diversified Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bscfi_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-AB Intermediate Diversified Municipal Portfolio

(each a "Portfolio" or collectively, the "Intermediate Municipal Portfolios")

Supplement dated July 28, 2017 to the Prospectus dated January 27, 2017 of the AB Intermediate California Municipal Portfolio, AB Intermediate Diversified Municipal Portfolio and the AB Intermediate New York Municipal Portfolio of Sanford C. Bernstein Fund, Inc.

*        *        *        *        *

The following information is added after the first paragraph appearing under the section "Summary Information — Fees and Expenses of the Portfolio" for each of the Intermediate Municipal Portfolios in the Prospectus:

"You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below."

*        *        *         *        *

New York Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bscfi_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-AB Intermediate New York Municipal Portfolio

(each a "Portfolio" or collectively, the "Intermediate Municipal Portfolios")

Supplement dated July 28, 2017 to the Prospectus dated January 27, 2017 of the AB Intermediate California Municipal Portfolio, AB Intermediate Diversified Municipal Portfolio and the AB Intermediate New York Municipal Portfolio of Sanford C. Bernstein Fund, Inc.

*        *        *        *        *

The following information is added after the first paragraph appearing under the section "Summary Information — Fees and Expenses of the Portfolio" for each of the Intermediate Municipal Portfolios in the Prospectus:

"You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below."

*        *        *         *        *